As filed with the Securities and Exchange Commission.

                                                     `33 Act File No. 333-103093
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 3 [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)





This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[   ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[   ]  on (date) pursuant to paragraph (b) of Rule 485


[   ]  60 days after filing pursuant to paragraph (a) of Rule 485


[X]  on April 30, 2004 pursuant to paragraph (a) of Rule 485


If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================


                                                   NATIONWIDE VARIABLE ACCOUNT-II
                                              REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                                   CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page...................................................................................................Cover Page
Item 2.    Definitions...................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.................................................................................... N/A
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses............................................................Standard Charges & Deductions;
                                                                         Optional Contract Benefits, Charges and Deductions
Item 7.    General Description of Variable Annuity Contracts.............................Ownership and Interests in the Contract;
                                                                                                         Operation of the Contract
Item 8.    Annuity Period.................................................................................Annuitizing the Contract
Item 9.    Death Benefit............................................................................................Death Benefits
Item 10.   Purchases and Contract Value..................................................................Operation of the Contract
Item 11.   Redemptions.............................................................Surrender (Redemption) Prior to Annuitization;
                                                                                        Surrender (Redemption) After Annuitization
Item 12.   Taxes  ......................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.....................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information...........................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page...................................................................................................Cover Page
Item 16.   Table of Contents.....................................................................................Table of Contents
Item 17.   General Information and History.........................................................General Information and History
Item 18.   Services.......................................................................................................Services
Item 19.   Purchase of Securities Being Offered...............................................Purchase of Securities Being Offered
Item 20.   Underwriters...............................................................................................Underwriters
Item 21.   Calculation of Performance Information...........................................Calculation of Performance Information
Item 22.   Annuity Payments.......................................................................................Annuity Payments
Item 23.   Financial Statements...............................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits...............................................................................Item 24
Item 25.   Directors and Officers of the Depositor.........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant..................................Item 26
Item 27.   Number of Contract Owners.......................................................................................Item 27
Item 28.   Indemnification.................................................................................................Item 28
Item 29.   Principal Underwriter...........................................................................................Item 29
Item 30.   Location of Accounts and Records................................................................................Item 30
Item 31.   Management Services.............................................................................................Item 31
Item 32.   Undertakings....................................................................................................Item 32


                        NATIONWIDE LIFE INSURANCE COMPANY

              Flexible Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-II


                 The date of this prospectus is April 30, 2004.


--------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference. The Statement of Additional Information (dated April 30, 2004) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 53. The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
WWW.SEC.GOV. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.


This contract contains features that apply credits to the contract value. There is no additional contract charge associated with Purchase Payment Credits. There is an additional charge associated with Extra Value Option credits. Regardless of the source of the credit, any credits applied to the contract will result in increased contract value. This necessarily means that a contract with credits will have higher asset-based expenses than a contract without credits. Additionally, the benefit of the credits may be more than offset by the additional fees that the contract owner will pay as a result of the increased contract value. Finally, with respect to the Extra Value Options, be aware that the cost of the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.


--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS, INC.
o  AIM V.I. Basic Value Fund: Series II Shares
o  AIM V.I. Capital Appreciation Fund: Series II Shares
o  AIM V.I. Capital Development Fund: Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o  AllianceBernstein Growth and Income Portfolio: Class B
o  AllianceBernstein Small Cap Value Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o  American Century VP Income & Growth Fund: Class II
o  American Century VP International Fund: Class II
o  American Century VP Ultra Fund: Class II
o  American Century VP Value Fund: Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o  American Century VP Inflation Protection Fund: Class II

DREYFUS
o  Dreyfus Investment Portfolios-Small Cap Stock Index Portfolio: Service Shares
o  Dreyfus Stock Index Fund, Inc.: Service Shares
o  Dreyfus Variable Investment Fund-Appreciation Portfolio: Service Shares

o  Dreyfus Variable Investment Fund-Developing Leaders Portfolio: Service Shares

FEDERATED INSURANCE SERIES
o  Federated American Leaders Fund II: Service Shares
o  Federated Capital Appreciation Fund II: Service Shares
o  Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o  VIP Equity-Income Portfolio: Service Class 2
o  VIP Growth Portfolio: Service Class 2
o  VIP Overseas Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o  VIP II Contrafund(R)Portfolio: Service Class 2
o  VIP II Investment Grade Bond Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o  VIP III Mid Cap Portfolio: Service Class 2
o  VIP III Value Strategies Portfolio: Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o  Franklin Rising Dividends Securities Fund: Class 2
o  Franklin Small Cap Value Securities Fund: Class 2
o  Templeton Foreign Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o  Comstock GVIT Value Fund: Class II
o  Dreyfus GVIT International Value Fund: Class II
o  Dreyfus GVIT Mid Cap Index Fund: Class I
o  Federated GVIT High Income Bond Fund: Class I*
o  Gartmore GVIT Emerging Markets Fund: Class II
o  Gartmore GVIT Global Financial Services Fund: Class II
o  Gartmore GVIT Global Health Sciences Fund:  Class II
o  Gartmore GVIT Global Technology and Communications Fund: Class II
o  Gartmore GVIT Global Utilities Fund: Class II
o  Gartmore GVIT Government Bond Fund: Class I
o  Gartmore GVIT Investor Destinations Funds
>>       Gartmore GVIT Investor Destinations Conservative Fund
>>       Gartmore GVIT Investor Destinations Moderately Conservative Fund
>>       Gartmore GVIT Investor Destinations Moderate Fund
>>       Gartmore GVIT Investor Destinations Moderately Aggressive Fund
>>       Gartmore GVIT Investor Destinations Aggressive Fund
o  Gartmore GVIT Mid Cap Growth Fund: Class II
o  Gartmore GVIT Money Market Fund: Class I
o  Gartmore GVIT Nationwide(R)Fund: Class II
o  Gartmore GVIT U.S. Growth Leaders Fund: Class II
o  GVIT Small Cap Growth Fund: Class II
o  GVIT Small Cap Value Fund: Class II
o  GVIT Small Company Fund: Class II
o  Van Kampen GVIT Multi Sector Bond Fund: Class I

JANUS ASPEN SERIES
o  Balanced Portfolio: Service Shares
o  Capital Appreciation Portfolio: Service Shares
o  International Growth Portfolio: Service Shares
o  Risk-Managed Large Cap Core Portfolio: Service Shares

MFS(R) VARIABLE INSURANCE TRUST
o  MFS Investors Growth Stock Series: Service Class
o  MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o  AMT Fasciano Portfolio: Class S
o  AMT Limited Maturity Bond Portfolio: Class I
o  AMT Mid Cap Growth Portfolio: Class S
o  AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o  Oppenheimer Capital Appreciation Fund/VA: Service Class
o  Oppenheimer Global Securities Fund/VA: Service Class
o  Oppenheimer High Income Fund/VA: Service Class*
o  Oppenheimer Main Street(R) Fund/VA: Service Class
o  Oppenheimer Main Street(R) Small Cap Fund/VA: Service Class

PUTNAM VARIABLE TRUST
o  Putnam VT Growth & Income Fund: Class IB
o  Putnam VT International Equity Fund: Class IB
o  Putnam VT Voyager Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o  Core Plus Fixed Income Portfolio: Class II
o  Emerging Markets Debt Portfolio: Class II
o  U.S. Real Estate Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.


Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o by institutional investors;
o in connection with other Nationwide contracts that have the same annuitant; or
o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

For general information or to obtain FREE copies of the:

o  Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o  prospectus for the Guaranteed Term Options;
o  required Nationwide forms; or
o  Nationwide's privacy statement,

call:   1-800-848-6331
        TDD  1-800-238-3035
or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

THIS ANNUITY:
o  IS NOT A BANK DEPOSIT
o  IS NOT FDIC INSURED
o  IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o  IS NOT AVAILABLE IN EVERY STATE
o  MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which Nationwide calculates the schedule of annuity payments and begins the processing necessary to start annuity payments. The date that annuity payments actually begin varies, but generally is within 7 to 10 days after Nationwide calculates the annuity payment schedule.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of variable annuity payments.

CONTRACT VALUE- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option that is funded by Nationwide's general account.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY OR IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY   CONTRACT-  A  contract   purchased  by  a  qualified  pension,
profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.


NET ASSET VALUE- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.


NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED  PLAN- A retirement  plan that receives  favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity  contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity  contract which  qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

VALUATION DATE- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
TYPES OF CONTRACTS............................................
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-Only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Simple IRAs
     Tax Sheltered Annuities (Non-ERISA)

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...............................
     Variable Account Charge
     Contract Maintenance Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
     AND DEDUCTIONS...........................................

     CDSC Options
     Death Benefit Options
     Extra Value Options

     Capital Preservation Plus Option


REMOVAL OF VARIABLE ACCOUNT CHARGES...........................


OWNERSHIP AND INTERESTS IN THE CONTRACT.......................
     Contract Owner
     Joint Owner
     Contingent Owner
     Annuitant
     Contingent Annuitant
     Co-Annuitant
     Joint Annuitant
     Beneficiary and Contingent Beneficiary
     Changes to the Parties to the Contract


OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Purchase Payment Credits
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization


RIGHT TO EXAMINE AND CANCEL...................................

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION.................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

SURRENDER (REDEMPTION) AFTER ANNUITIZATION....................

SURRENDERS UNDER CERTAIN PLAN TYPES...........................
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement
        Program or a Louisiana Optional Retirement
        Plan

LOAN PRIVILEGE................................................
     Minimum  and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Enhanced Fixed Account Dollar Cost Averaging
     Fixed Account Interest Out Dollar Cost Averaging
     Systematic Withdrawals

DEATH BENEFITS................................................
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     Death Benefit Payment
     Death Benefit Calculations
     Spousal Protection Feature

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Annuity Payments
     Variable Annuity Payments
     Frequency and Amount of Annuity Payments

ANNUITY PAYMENT OPTIONS.......................................
     Annuity Payment Options for Contracts with Total
           Purchase Payments Less Than or Equal to $2,000,000
     Annuity Payment Options for Contracts with Total
           Purchase Payments Greater Than $2,000,000

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
       IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING ..................................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: UNDERLYING MUTUAL FUNDS...........................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

-----------------------------------------------------------------------------------------------------------------------------------
                                        CONTRACT OWNER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")
(as a percentage of purchase payments surrendered)......................................................................      7% 1
     Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.

MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 2


LOAN INTEREST CHARGE.....................................................................................................    2.25% 3

------------------------------------------------------------------------------------------------------------------------------------














--------------------------
1 Range of CDSC over time:
----------------------------------------------------------------------------------------------------------------------------- ------
NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT
                                        0         1           2          3          4          5           6          7
                                    ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%          2%         0%
------------------------------------------------------------------------------------------------------------------------------------

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Each contract year, the contract owner may withdraw without a CDSC the greater of:
        (1)  10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
        (2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as
Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.



The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE..............................................................................     $30  1
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 2

     VARIABLE ACCOUNT CHARGE.............................................................................................    1.15%
     CDSC OPTIONS (an applicant may purchase one of two available CDSC options as a replacement for the B Schedule that is standard to every contract)


         FOUR YEAR CDSC OPTION ("L SCHEDULE OPTION").....................................................................    0.25% 3
         Total Variable Account Charges (including this option only).....................................................    1.40%
         NO CDSC OPTION ("C SCHEDULE OPTION")............................................................................    0.30% 3
         Total Variable Account Charges (including this option only).....................................................    1.45%

     DEATH BENEFIT OPTIONS (an applicant may purchase a death benefit option as a replacement for the standard death benefit)
         ONE-YEAR ENHANCED DEATH BENEFIT II OPTION (available for contracts issued on or after the later of April 30, 2004
         or the date on which state insurance authorities approve contract modifications)................................    0.20% 5
         Total Variable Account Charges (including this option only).....................................................    1.35%
         ONE-YEAR ENHANCED DEATH BENEFIT OPTION (available for contracts issued prior to April 30, 2004 or on a date prior
         to which state insurance authorities approve contract modifications)............................................    0.10%
         Total Variable Account Charges (including this option only).....................................................    1.25%
     EXTRA VALUE OPTIONS (an applicant may purchase one of two available Extra Value Options)

         3% EXTRA VALUE OPTION...........................................................................................    0.30% 6
         Total Variable Account Charges (including this option only).....................................................    1.45%
              In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.30%.
-----------------------------------------------------------------------------------------------------------------------------------

                                                       (CONTINUED ON NEXT PAGE)

-----------------------------------------------------------------------------------------------------------------------------------




----------------------------
1 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.
This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.
2 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the
Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
3 Range of L Schedule Option CDSC over time:
----------------------------------- ---------- ---------- ---------- ----------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT
                0          1          2          3           4
----------------------------------- ---------- ---------- ---------- ----------- ----------
----------------------------------- ---------- ---------- ---------- ----------- ----------
CDSC PERCENTAGE                        7%         6%         5%          4%         0%

-------------------------------------------------------------------------------------------
Election of the L Schedule Option increases the minimum initial purchase payment to $10,000.  The charge associated with this option will be assessed for the life of the contract.

4 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.  Additionally, election of the C Schedule Option:
o  increases the minimum initial purchase payment to $10,000;
o  eliminates the fixed account as an investment option under the contract;
o  eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service; and
o  makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
The charge associated with this option will be assessed for the life of the contract.
5 The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

6 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option.



------------------------------------------------------------------------------------------------------------------------------------

                                                RECURRING CONTRACT EXPENSES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      4% EXTRA VALUE OPTION...........................................................................................     0.40% 1
      Total Variable Account Charges (including this option only).....................................................     1.55%
              In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.40%.
     CAPITAL PRESERVATION PLUS OPTION....................................................................................  0.50% 2
     Total Variable Account Charges (including this option only).........................................................  1.65%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term
         Options or Target Term Options will be assessed a fee of 0.50%.
------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Variable Account Charge (applicable to all contracts)....................................................................     1.15%

C Schedule Option........................................................................................................     0.30%


One-Year Enhanced Death Benefit II Option................................................................................     0.20%


4% Extra Value Option....................................................................................................     0.40%

Capital Preservation Plus Option.........................................................................................     0.50%
----------------------------------------------------------------------------------------------------------------------------- ------


MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     2.55%

----------------------------------------------------------------------------------------------------------------------------- ------


UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.51%                  6.33%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------

---------------------------------

1 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 4% Extra Value Option.
2 The Capital Preservation Plus Option may be elected at the time of application or within 60 days after the contract is issued.
Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the
Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o  a $10,000 investment in the contract for the time periods indicated;
o  a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o  the B Schedule CDSC schedule;
o a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
o the total variable account charges associated with the most expensive combination of optional benefits (2.55%).


For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (6.33%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.51%)
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.
                              [Example expenses to be added via subsequent post-effective amendment.]





SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
o  Charitable Remainder Trusts;
o  Individual Retirement Annuities ("IRAs");
o  Investment-Only Contracts (Qualified Plans);
o  Non-Qualified Contracts;
o  Roth IRAs;
o  Simplified Employee Pension IRAs ("SEP IRAs");
o  Simple IRAs; and
o  Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o  by institutional investors;
o in connection with other Nationwide contracts that have the same annuitant; or
o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT            PURCHASE         SUBSEQUENT
       TYPE              PAYMENT*         PAYMENTS**
-------------------- ----------------- ------------------
Charitable                $5,000             $500
Remainder Trust
-------------------- ----------------- ------------------
IRA                       $3,000             $500
-------------------- ----------------- ------------------
Investment-Only           $3,000             $500
-------------------- ----------------- ------------------
Non-Qualified             $5,000             $500
-------------------- ----------------- ------------------
Roth IRA                  $3,000             $500
-------------------- ----------------- ------------------
SEP IRA                   $3,000             $500
-------------------- ----------------- ------------------
Simple IRA                $3,000             $500
-------------------- ----------------- ------------------
Tax Sheltered             $3,000             $500
Annuity
-------------------- ----------------- ------------------

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CREDITS ON PURCHASE PAYMENTS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

CHARGES AND EXPENSES

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing the costs associated with issuing variable annuity contracts.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract. If, on any contract anniversary (and on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

Two CDSC options are available under the contract at the time of application. If the contract owner elects the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account in exchange for a reduced CDSC schedule. If the contract owner elects the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account in exchange for elimination of CDSC under the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- --------------
DEATH BENEFIT OPTIONS                               CHARGE*
--------------------------------------------------- --------------
One-Year Enhanced Death Benefit II Option**         0.20%
--------------------------------------------------- --------------
One-Year Enhanced Death Benefit Option***           0.10%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

**The One-Year Enhanced Death Benefit II Option is only available for contracts issued on or after the later of April 30, 2004 or the date on which state insurance authorities approve applicable contract modifications, and is only available for contracts with annuitants age 80 or younger at the time of application.

***The One-Year Enhanced Death Benefit Option is only available for contracts issued prior to April 30, 2004 or on a date prior to which state insurance authorities approve applicable contract modifications.


Extra Value Options


An applicant may elect one of two Extra Value Options at the time of application, as follows:
--------------------------------------------------- --------------
EXTRA VALUE OPTIONS                                 CHARGE*
--------------------------------------------------- --------------
3% Extra Value Option                               0.30%
--------------------------------------------------- --------------
4% Extra Value Option                               0.40%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

In addition to the charge assessed to the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee that corresponds to the variable account charge associated with the Extra Value Option elected. For both of the Extra Value Options, Nationwide will discontinue deducting the charges at the end of the 7th contract year. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.


Capital Preservation Plus Option

A Capital Preservation Plus Option is available and may be elected at the time of application, or within 60 days after the contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization. Additionally, the charges associated with the Extra Value Options are assessed for the first 7 contract years. Therefore, if a contract owner that elected an Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

ANNUITY PAYMENTS

Annuity payments are calculated on the annuitization date and generally begin 7 to 10 days thereafter. Annuity payments will be based on the annuity payment option chosen prior to annuitization.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE-LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC; and the difference between:

     (a) the contract value at the close of the day before the withdrawal; and

     (b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities or IRAs are contracts that satisfy the provisions of section 408(b) of the Internal Revenue Code, including the following requirements:

o   the contract is not transferable by the owner;
o   the premiums are not fixed;
o if the contract owner is younger than age 50, the annual premium cannot exceed $3,000; if the contract owner is age 50 or older, the annual premium cannot exceed $3,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);
o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;
o   the entire interest of the owner in the contract is nonforfeitable; and
o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending  on  the   circumstance  of  the  owner,  all  or  a  portion  of  the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of section 408A of the Internal Revenue Code, including the following requirements:

o  the contract is not transferable by the  owner;
o  the premiums are not fixed;
o if the contract owner is younger than age 50, the annual premium cannot exceed $3,000; if the contract owner is age 50 or older, the annual premium cannot exceed $3,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);
o  the entire interest of the owner in the contract is nonforfeitable; and
o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o   minimum participation rules;
o   top-heavy contribution rules;
o   nondiscriminatory allocation rules; and
o   requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o   vesting requirements;
o   participation requirements; and
o   administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive  rollover  distributions  except from another Simple
IRA.

TAX SHELTERED ANNUITIES (NON-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax  Sheltered  Annuities may receive  rollover  contributions  from  Individual
Retirement  Accounts,   IRAs,  other  Tax  Sheltered   Annuities,   certain  457
governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options ("GTOs") are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account.


Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten
(10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.




GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

------------------------------------------------- ----------------
OPTIONAL BENEFIT                                  GTO CHARGE
------------------------------------------------- ----------------
3% Extra Value Option                             0.30%*
------------------------------------------------- ----------------
4% Extra Value Option                             0.40%*
------------------------------------------------- ----------------
Capital Preservation Plus Option                  0.50%
------------------------------------------------- ----------------

*The GTO charge associated with these options will not be assessed after the end of the 7th contract year.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guranteed Term Options.


Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.


The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.


Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

------------------------------------------------ -----------------

                                                 FIXED ACCOUNT
OPTIONAL BENEFIT                                 CHARGE
------------------------------------------------ -----------------
3% Extra Value Option                            0.30%*
------------------------------------------------ -----------------
4% Extra Value Option                            0.40%*
------------------------------------------------ -----------------

*The fixed account charge associated with these options will not be assessed after the end of the 7th contract year.

The fixed account charges are assessed by decreasing the interest rate of return credited to assets allocated to the fixed account.

Although there is a fee assessed to the assets in the fixed account when either of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.


STANDARD CHARGES AND DEDUCTIONS

VARIABLE ACCOUNT CHARGE


Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.


CONTRACT MAINTENANCE CHARGE

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If,  on any  contract  anniversary  (or on the  date of a full  surrender),  the
contract  value  is  $50,000  or  more,   Nationwide  will  waive  the  Contract
Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------


Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.


The CDSC is used to cover sales expenses, including commissions (maximum of 7.00% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" on page 40).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:


(1) 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments. In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least 2 years;

(2) upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page 40);

(3) from any values which have been held under a contract for at least 7 years (4 years if the L Schedule Option is elected); or

(4) if the contract owner elected the C Schedule Option.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a) the contract value at the close of the day prior to the date of the withdrawal; and

(b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or
o  any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1) the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;
(2) annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state.
Optional benefits must be elected at the time of application and will replace the corresponding standard contract benefit. Once elected, optional benefits may not be removed from the contract.

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization. Additionally, the charges associated with the Extra Value Options are assessed for the first 7 contract years. Therefore, if a contract owner that elected an Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

CDSC OPTIONS

L Schedule Option

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, the contract owner may elect the L Schedule Option. Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
                0                        7%
----------------------------------------------------
                1                        6%
----------------------------------------------------
                2                        5%
----------------------------------------------------
                3                        4%
----------------------------------------------------
                4                        0%
----------------------------------------------------


Under this option, CDSC will not exceed 7% of purchase payments surrendered. Election of the L Schedule Option increases the minimum initial purchase payment to $10,000. The charge associated with the L Schedule Option will be assessed for the life of the contract. Nationwide may realize a profit from the charge assessed for this option.


C Schedule Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, the contract owner may elect the C Schedule Option, under which no CDSC will be assessed on surrenders from the contract.

Additionally, election of the C Schedule Option:

o  increases the minimum initial purchase payment to $10,000;

o  eliminates the fixed account as an investment option under the contract;

o eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service; and

o makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.


The charge associated with the C Schedule Option will be assessed for the life of the contract. Nationwide may realize a profit from the charge assessed for this option.

DEATH BENEFIT OPTIONS

For an additional charge, the contract owner may elect one of two death benefit options, depending on when the contract is issued. The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Year Enhanced Death Benefit II Option

For contracts issued on or after the later of April 30, 2004 or the date on which state insurance authorities approve applicable contract modifications, with annuitants age 80 or younger at the time of application, the applicant can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, the death benefit will generally be the greatest of:

(1) the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the  highest  contract  value  on any  contract  anniversary  prior  to the
    annuitant's  86th  birthday,   less  an  adjustment  for  amounts
    subsequently surrendered, plus purchase payments received after that contract anniversary.

For more complete information on how this death benefit option is determined, please see "Death Benefit Calculations" on page 38.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit

For contracts issued prior to April 30, 2004 or on a date prior to which state insurance authorities approve applicable contract modifications, the applicant can elect the One-Year Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.


For contracts that have elected this option, the death benefit will generally be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)  the  highest  contract  value  on any  contract  anniversary  prior  to the
     annuitant's  86th  birthday,   less  an  adjustment  for  amounts
     subsequently surrendered, plus purchase payments received after that contract anniversary.

For more complete information on how this death benefit option is determined, please see "Death Benefit Calculations" on page 38.

The One-Year Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Please see "Spousal Protection Feature" later in this prospectus.

EXTRA VALUE OPTIONS


For an additional charge, an applicant can elect one of two Extra Value Options.

Applicants  should be aware of the  following  prior to  electing an Extra Value
Option:

(1) Nationwide may make a profit from the Extra Value Option charge.

(2) Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under an Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6) Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has
    elected an Extra Value Option.   These   restrictions  may  be  imposed  at
    Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.


3% Extra Value Option


For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the 3% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.30%. After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.


In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract. This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

4% Extra Value Option


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the 4% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.40%. After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option and the amount credited under this option will be fully vested.


In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract. This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a) the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b) the contract owner takes a full surrender before the end of the 7th contract year; or

(c) the contract owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th contract year.


Some state jurisdictions require a reduced recapture schedule. Please refer to your contract for state specific information.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture. If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value for surrender.

Nationwide will NOT recapture credits under the Extra Value Options under the following circumstances:

(1) If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2) If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3) If the surrender occurs after the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege


If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.


Recapture Resulting from a Full Surrender


If the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under the option.


Recapture Resulting from a Partial Surrender


If the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In contract year 2, Mr. X takes a $20,000 surrender. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the surrender subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $300. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges


The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.


All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced program operates similarly to the standard program, but provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard version, in exchange for stricter limits as to how the contract owner may allocate the Non-Guaranteed Term Option component. When enhanced programs are offered, the charge will be the same as the charge associated with the standard Capital Preservation Plus Option.

It is possible, under certain programs, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Availability

The Capital Preservation Plus Option may be elected at the time of application or within 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o No new purchase payments may be applied to the contract.

o Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

o Nationwide will not permit loans to be taken from the contract.

o Contract owners are prohibited from adding any optional benefit that assesses a charge to the Guaranteed Term Options.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply and the surrender will be subject to the CDSC provisions  of the contract.


After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AIM Variable Insurance Funds, Inc.

o  AIM V.I. Basic Value Fund: Series II Shares
o  AIM V.I. Capital Appreciation Fund: Series II Shares
o  AIM V.I. Capital Development Fund: Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
o  AllianceBernstein Growth and Income Portfolio: Class B

American Century Variable Portfolios, Inc.
o  American Century VP Income & Growth Fund: Class II
o  American Century VP Ultra Fund: Class II
o  American Century VP Value Fund: Class II

American Century Variable Portfolios II, Inc.
o  American Century VP Inflation Protection Fund: Class II

Dreyfus
o  Dreyfus Stock Index Fund, Inc.: Service Shares
o  Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares

Federated Insurance Series
o  Federated American Leaders Fund II: Service Shares
o  Federated Capital Appreciation Fund II: Service Shares
o  Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
o  VIP Equity-Income Portfolio: Service Class 2
o  VIP Growth Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund II
o  VIP II Contrafund(R) Portfolio: Service Class 2
o  VIP II Investment Grade Bond Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund III
o  VIP III Mid Cap Portfolio: Service Class 2
o  VIP III Value Strategies Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
o  Franklin Rising Dividends Securities Fund: Class 2

Gartmore Variable Insurance Trust
o  Comstock GVIT Value Fund: Class II
o  Dreyfus GVIT Mid Cap Index Fund: Class I
o  Gartmore GVIT Government Bond Fund: Class I
o  Gartmore GVIT Investor Destinations Funds
        >> Gartmore GVIT Investor Destinations Conservative Fund
        >> Gartmore GVIT Investor Destinations Moderately Conservative Fund >> Gartmore GVIT Investor Destinations Moderate Fund
        >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund >> Gartmore GVIT Investor Destinations Aggressive Fund
o  Gartmore GVIT Mid Cap Growth Fund: Class II
o  Gartmore GVIT Money Market Fund: Class I
o  Gartmore GVIT Nationwide Fund: Class II
o  Gartmore GVIT U.S. Growth Leaders Fund: Class II

Janus Aspen Series
o  Balanced Portfolio: Service Shares
o  Capital Appreciation Portfolio: Service Shares
o  Risk-Managed Large Cap Core Portfolio: Service Shares

MFS(R) Variable Insurance Trust
o  MFS Investors Growth Stock Series: Service Class
o  MFS Value Series: Service Class

Neuberger Berman Advisers Management Trust
o  AMT Limited Maturity Bond Portfolio: Class I

o  AMT Mid Cap Growth Portfolio: Class S
o  AMT Socially Responsive Portfolio

Oppenheimer Variable Account Funds
o  Oppenheimer Capital Appreciation Fund/VA: Service Class
o  Oppenheimer Main Street Fund/VA: Service Class

Putnam Variable Trust
o  Putnam VT Growth & Income Fund: Class IB
o  Putnam VT Voyager Fund: Class IB

The Universal Institutional Funds, Inc.
o  Core Plus Fixed Income Portfolio: Class II

Note, however, that if the contract owner wishes to take advantage of an enhanced version of the Capital Preservation Plus Option, the list of available investment options may be restricted further than that which is listed above.

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

For those contracts that have elected an enhanced version of the Capital Preservation Plus Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the GVIT - Gartmore GVIT Money Market
Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.


REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.45% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.30% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.45% will have a lower unit value than sub-account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.


OWNERSHIP AND INTERESTS IN THE CONTRACT

CONTRACT OWNER

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

JOINT OWNER

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

CONTINGENT OWNER

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

CONTINGENT ANNUITANT

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

CO-ANNUITANT

A co-annuitant, if named, must be the annuitant's spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

JOINT ANNUITANT

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

CHANGES TO THE PARTIES TO THE CONTRACT

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

o  contract owner (Non-Qualified Contracts only);
o  joint owner (must be the contract owner's spouse);
o  contingent owner;
o  annuitant (subject to Nationwide's underwriting and approval);
o  contingent annuitant (subject to Nationwide's underwriting and approval);
o  co-annuitant (must be the annuitant's spouse);
o  joint annuitant (subject to Nationwide's underwriting and approval);
o  beneficiary; or
o  contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT            PURCHASE         SUBSEQUENT
       TYPE              PAYMENT*         PAYMENTS**
-------------------- ----------------- ------------------
Charitable                $5,000             $500
Remainder Trust
-------------------- ----------------- ------------------
IRA                       $3,000             $500
-------------------- ----------------- ------------------
Investment-Only           $3,000             $500
-------------------- ----------------- ------------------
Non-Qualified             $5,000             $500
-------------------- ----------------- ------------------
Roth IRA                  $3,000             $500
-------------------- ----------------- ------------------
SEP IRA                   $3,000             $500
-------------------- ----------------- ------------------
Simple IRA                $3,000             $500
-------------------- ----------------- ------------------
Tax Sheltered             $3,000             $500
Annuity
-------------------- ----------------- ------------------

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURCHASE PAYMENT CREDITS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. The formula used to determine the amount of the PPC is as follows:

       (Cumulative Purchase Payments x PPC%)
-      PPCs Paid to Date
------ --------------------------------------------
=      PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase
        Payments as follows:

     --------------------------- -----------------------------
     If Cumulative Purchase
     Payments are . . .          Then the PPC% is . . .
     --------------------------- -----------------------------
           $0 - $499,999           0.0% (no PPC is payable)
     --------------------------- -----------------------------
        $500,000 - $999,999                  0.5%
     --------------------------- -----------------------------
         $1,000,000 or more                  1.0%
     --------------------------- -----------------------------

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day            o        Independence Day
o        Martin Luther King, Jr.   o        Labor Day Day
o        Presidents' Day           o        Thanksgiving
o        Good Friday               o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1) trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.


ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its own discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and
(2) amounts allocated to the fixed account; and
(3) amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

  (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

  (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.15% to 2.55% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.


Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2) adding any interest  earned on the amounts  allocated to the fixed  account;
    and

(3) subtracting charges deducted in accordance with the contract.


Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2) adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3) subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the sub-accounts will receive the accumulation unit value next determined after the transfer request is received.


TRANSFER RESTRICTIONS

The contracts sold with this prospectus are not designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who wishes to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and attempts to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

    o the dilution of the value of the investors' interests in the underlying mutual fund;

    o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund
      assets in  cash  or  liquidating   investments  prematurely  in  order  to
      support redemption requests); and/or

    o increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. Nationwide will pass that short-term trading fee on to the particular contract owner determined to be engaged in market-timing in order to deter such activity and to compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors exchange activity in order to identify those engaged in harmful trading practices. On a daily basis, Nationwide examines transaction reports that identify contracts that could be engaging in harmful trading practices. A contract will appear on these reports if the contract owner (or a third party acting on their behalf) executes a certain number of "transfer events" in a given period. A "transfer event" is any valuation period on which allocations are moved between investment options, regardless of the quantity of reallocations. For example, if a contract owner moves contract value between 20 underlying mutual funds in one day, the entire reallocation only counts as one transfer event.

Nationwide's response to frequent trading activity depends on the contract's calendar year history of transfer events, as described in the following table:


---------------------------------- -------------------------------

TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE

---------------------------------- -------------------------------

3 or more transfer events in one   No response by Nationwide
calendar month                     other than continued
                                   monitoring.

---------------------------------- -------------------------------

5 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)      they have been
                                        identified as engaging
                                        in harmful trading
                                        practices; and
                                   (2)      if their transfer
                                        events exceed 10 in 2
                                        consecutive calendar
                                        quarters or 20 in one
                                        calendar year, the
                                        contract owner will be
                                        limited to submitting
                                        transfer requests via
                                        U.S. mail.

---------------------------------- -------------------------------

More than 10 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year

---------------------------------- -------------------------------


Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. Transfer events that were "unused" in previous calendar years may not be carried over into subsequent calendar years.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to limited powers of attorney. Multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail. In the alternative, for administrative convenience, multi-contract advisers may submit transfer requests via the internet with a one-day delay. The result of the one-day delay in processing is that the transfer will be priced at approximately the same time as if the transfer had been submitted by U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.


TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Sub-Account Transfer Restrictions

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

RIGHT TO EXAMINE AND CANCEL

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits and/or elected an Extra Value Option subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under these programs. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If an Extra Value Option has been elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 7 contract years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option. No recapture will take place after the 7th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a) the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o  variable account charges;

o  underlying mutual fund charges;

o  the investment performance of the underlying mutual funds;

o  amounts allocated to the fixed account and any interest credited; and

o amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full  surrenders  are  subject  to the  CDSC  provisions  of the  contract.  The
CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o  any single surrender of 90% or more of the contract value.

SURRENDER (REDEMPTION) AFTER ANNUITIZATION

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

SURRENDERS UNDER CERTAIN PLAN TYPES

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A)Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

    (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
     Section 72(m)(7)); or

    (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)The surrender limitations described in Section A also apply to:

    (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

    (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

    (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31,

     1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o  the participant dies;
o  the participant retires;
o  the participant terminates employment due to total disability; or
o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment
Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

------------------------ --------------------------
CONTRACT VALUES          MAXIMUM OUTSTANDING LOAN
                         BALANCE ALLOWED
------------------------ --------------------------
------------------------ --------------------------
up to $20,000            up to 80% of contract
                         value (not more than
                         $10,000)
------------------------ --------------------------
------------------------ --------------------------
$20,000 and over         up to 50% of contract
                         value (not more than
                         $50,000*)
------------------------ --------------------------

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o  the contract owner takes a full surrender of the contract;

o  the contract owner/annuitant dies;

o  the contract owner who is not the annuitant dies prior to annuitization; or

o  the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, Fidelity VIP II Investment Grade Bond Portfolio:
Service Class 2, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Investor Destinations Conservative Fund, GVIT - Gartmore GVIT Money Market Fund: Class I, and Neuberger Berman AMT Limited Maturity Bond
Portfolio: Class I to any other underlying mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

ENHANCED FIXED ACCOUNT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging and the contract value must be at least $10,000 at the time the purchase payment is applied. Enhanced Fixed Account Dollar Cost Averaging is not available for contracts where the contract owner elected the C Schedule Option.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options. Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers. For

Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the GVIT - Gartmore GVIT Money Market Fund: Class I.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

FIXED ACCOUNT INTEREST OUT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The  withdrawals  will be taken  from the  sub-accounts  and the  fixed  account
proportionately   unless   Nationwide   is  instructed   otherwise.   Systematic
Withdrawals are not available from the Guaranteed Term Options.


Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

------------------------------ -----------------------
                                   PERCENTAGE OF
      CONTRACT OWNER'S             CONTRACT VALUE
             AGE
------------------------------ -----------------------
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
------------------------------ -----------------------
   Age 59 1/2 through age 61             7%
------------------------------ -----------------------
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal programs terminate automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.

DEATH BENEFITS

DEATH OF CONTRACT OWNER

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions  will  be  made  pursuant  to  the  "Required   Distributions  for
Non-Qualified Contracts" provision.

DEATH OF ANNUITANT

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.



DEATH BENEFIT PAYMENT

The recipient of the death benefit may elect to receive the death benefit:

(1) in a lump sum;
(2) as an annuity; or
(3) in any other manner permitted by law and approved by Nationwide.


Nationwide will pay (or will begin to pay) the death benefit within 30 days of receiving proof of death and the instructions as to the payment of the death benefit. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.


DEATH BENEFIT CALCULATIONS


The contract owner may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.


The value of the death benefit is determined as of the date of the annuitant's death.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

          (1)  the contract value;

          (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

          (3) the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

          The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

          The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

          If Nationwide  does not receive all  information  necessary to pay the
          death  benefit  within  one  year  of  the  annuitant's   death,   the
          calculation for A above will be the greater of (1) or (2) above.

     B = the contract value; and

     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Please see "Spousal Protection Feature" later in this prospectus.


One-Year Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts issued on or after the later of April 30, 2004 or the date on which state insurance authorities approve applicable contract modifications, and for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

     The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

     If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

          (1)  the contract value;

          (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

          (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

     The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

     B = the contract value; and

     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.


One-Year Enhanced Death Benefit Option


For an additional charge equal to an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can purchase the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts issued prior to April 30, 2004 or prior to the date on which state insurance authorities approve applicable contract modifications.


If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

          (1)  the contract value;

          (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

          (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

     The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

     B = the contract value; and

     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.


The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.


SPOUSAL PROTECTION FEATURE


The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3)  Both spouses must be age 85 or younger at the time the contract is issued;

(4)  Both spouses must be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7) If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 1/2 for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that Nationwide calculates the schedule of annuity payments and begins the processing necessary to start annuity payments. The date that annuity payments actually begin varies, but generally is within 7 to 10 days after Nationwide calculates the annuity payment schedule. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1) an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of purchase payments allocated to provide variable annuity payments;
o  the variable account value on the annuitization date;
o the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

o  the annuity payment option elected;
o  the frequency of annuity payments;
o  the annuitization date;
o the assumed investment return (the net investment return required to maintain level variable annuity payments);
o  the deduction of applicable premium taxes; and
o  the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2) multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20.

ANNUITY PAYMENT OPTIONS

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS LESS THAN OR EQUAL TO $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

o  Single Life;
o  Standard Joint and Survivor; and

o  Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS GREATER THAN $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1) a Fixed Life Annuity with a 20 Year Term Certain; or
(2) a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b) any change of  annuitant  will be treated as the death of a contract  owner;
    and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Qualified Plans, Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions from a Qualified Plan or Tax Sheltered Annuity must begin by April 1 of the calendar year following the calendar year in which the Participant (or Contract Owner) attains age 70 1/2 or retires, whichever occurs later. Distributions may be paid in a lump sum or in substantially equal payments over:


(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or


(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9 which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the only designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract  owner's  entire  interest in a Qualified  Plan,  Tax  Sheltered
Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. For an IRA, SEP IRA, or Simple IRA, the required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. For a Qualified Plan or Tax Sheltered Annuity, the required beginning date is April 1 of the calendar year following the calendar year in which the participant (or contract owner) attains age 70 1/2 or retires, whichever occurs later. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Qualified Plans, Tax Sheltered Annuities, IRA, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o  the type of contract purchased;
o  the purposes for which the contract is purchased; and
o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o  IRAs;
o  SEP IRAs;
o  Simple IRAs;
o  Roth IRAs;
o  Tax Sheltered Annuities; and
o  Non-Qualified Contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract  owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered  Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o  the failure to diversify was accidental;
o  the failure is corrected; and
o  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contr act. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.



LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. The appeal was argued on July 1,

2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. On April 14, 2003, plaintiffs filed a motion for leave to file a third amended complaint, which was granted. The third amended complaint does not include claims against Nationwide explicitly alleging a violation of ERISA through misrepresentation, breach of contract, or the replacement of funds with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously. On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana, entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The Complaint alleges that in November 2001, plaintiff Edward Miller purchased a group modified single premium variable annuity issued by Nationwide. Plaintiff alleges that contract holders could transfer assets without charge among the various funds offered in the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar products issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide has filed a motion to dismiss the complaint. This case is in a very preliminary stage, and Nationwide intends to defend it vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the GVIT - Gartmore GVIT Money Market Fund: Class I. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide  will  advertise  historical   performance  of  the  sub-accounts  in
accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the

Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                       PAGE

General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................1
Underwriters..............................................................2
Annuity Payments..........................................................2
Financial Statements......................................................3

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Total
Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

                   Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ ----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.70%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.45%.  These reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.45%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.51%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.13%.  The investment adviser may discontinue the reimbursements and waivers at any time.




FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     6.33%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.15%.  The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.95%.  The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.83%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.79%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.68%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.25%.  The investment adviser may discontinue the reimbursements and waivers at any time.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.03%.  The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.01%.  The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.13%.  The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*Underlying mutual fund annual expenses are estimated.


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.26%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.71%.  The expense cap is guaranteed to remain in effect until July
1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.65%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.65%.  The expense cap is guaranteed to remain in effect until July
1, 2003.  The underlying mutual fund annual expenses are estimated.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.55%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.55%.  The expense cap is guaranteed to remain in effect until July
1, 2003.  Underlying mutual fund annual expenses are estimated.





GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.66%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.65%.  The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.  Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.49%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.01%.  The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.  Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- -------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- -------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
*The underlying mutual funds operate under an expense cap of 0.56%.  The expense cap is guaranteed to remain in effect until May
1, 2003.  The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, in addition to the expense of the Investor
Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*Underlying mutual fund annual expenses are estimated.




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.09%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*Underlying mutual fund annual expenses are estimated.


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.60%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC; sub-adviser, Enhanced Investment Technologies, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.19%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.15%.  A reimbursement of 0.15% is guaranteed to remain in effect until January 1, 2005; the remainder of the waivers and reimbursements may be discontinued at any time.




NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.90%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%.  The reimbursements and waivers are guaranteed to remain in effect until December 31, 2006.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS S
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.81%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Oppenheimer Funds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.21%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.19%.  The investment adviser may discontinue the reimbursements and waivers at any time.

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.95%.  The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.57%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.27%.  The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.47%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund.  Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.35%.  The investment adviser may discontinue the reimbursements and waivers at any time.


                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2004


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated April 30, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                           PAGE

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Annuity Payments..............................................................2
Financial Statements..........................................................3


GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account-II and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions were paid by Nationwide to NISC.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

    Financial Statements to be filed by subsequent Post-Effective Amendment.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                           Nationwide Variable Account-II:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002.

                               Statements of Operations for the year
                               ended December 31, 2002.

                               Statements of Changes in Contract
                               Owners' Equity for the years
                               ended December 31, 2002 and 2001.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.
                               Consolidated Balance Sheets as of December
                               31, 2002 and 2001.
                               Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.
                               Consolidated Statements of Shareholder's
                               Equity for the years ended December 31,
                               2002, 2001 and 2000.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

               (4)  The form of the variable annuity contract - Filed previously
                    with   initial   registration   statement   (SEC   File  No.
                    333-103093) and hereby incorporated by reference.

               (5) Variable Annuity Application - Filed previously with initial registration statement (SEC File No. 333-103093) and hereby incorporated by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

               (7)  Not Applicable.

               (8)  Not Applicable

               (9)  Opinion  of  Counsel  -  Filed   previously   with   initial
                    registration statement (SEC File No. 333-103093) and hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         Arden L. Shisler, Director and Chairman of the Board
         W.G. Jurgensen, Director, Chief Executive Officer
         Joseph J. Gasper, Director, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President, General Counsel and
                Secretary
         Richard D. Headley, Executive Vice President
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Financial and
                Investment Officer
         David A. Diamond, Senior Vice President-Corporate Strategy
         Dennis P. Drent, Senior Vice President-Internal Audits
         Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
                Financial
         J. Lynn Greenstein, Senior Vice President-Product Management
         Kelly A. Hamilton, Senior Vice President-Finance
         David K. Hollingsworth, Senior Vice President-President-Nationwide
                Insurance Sales
         David R. Jahn, Senior Vice President-Claims
         Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations
         Gary D. McMahan, Senior Vice President
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark D. Phelan, Senior Vice President-Technology and Operations
         John S. Skubik, Senior Vice President-Consumer Finance
         Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
                Urban Market Operations
         Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
         Susan A. Wolken, Senior Vice President-Product Management and
                Nationwide Financial Marketing
         James G. Brocksmith, Jr., Director
         Henry S. Holloway, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Joseph A. Alutto, Director
         Donald L. McWhorter, Director
         Alex Shumate, Director
         Lydia M. Marshall, Director
         David O. Miller, Director
         Martha Miller de Lombera, Director


         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza
         Columbus, Ohio 43215


Item 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                    *  Subsidiaries for which separate financial statements are filed
                   **  Subsidiaries included in the respective consolidated financial statements
                  ***  Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                 ****  Other subsidiaries

--------------------------------------------------------------------------------------------------------------------------

                                     STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
     COMPANY                               ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company is inactive and formerly
                                                                               registered as an investment advisor.
--------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           This company is registered as a
                                                                               broker-dealer.
--------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                           The company is registered as a
                                                                               broker-dealer and investment advisor.
--------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          Established to grant proper licensing to
  Massachusetts, Inc.                                                          former Provident Mutual Companies in
                                                                               Massachusetts.
--------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  Established to grant proper licensing to
                                                                               former Provident Mutual Companies in
                                                                               Texas.
--------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                  This company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                  The company is a third-party
                                                                               administrator providing record keeping
                                                                               services for 401(k) plans.
--------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor
                                                                               registered with the Securities and
                                                                               Exchange Commission
--------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                  The company is a broker-dealer registered
                                                                               with the National Association of
                                                                               Securities Dealers, Inc., a
                                                                               self-regulatory body empowered to
                                                                               regulate the over-the-counter securities
                                                                               business.
--------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                   The company is an insurance agency
                                                                               marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                               The company is an insurance agency
                                                                               marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                         The company is in the business of
                                        Islands                                reinsurance of mortgage guaranty risks.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   This company operates as a holding
                                                                               company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing
                                                                               services to its affiliated companies as
                                                                               well as to unaffiliated companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The company acts as a general agent and
                                                                               surplus lines broker for property and
                                                                               casualty insurance products.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing

--------------------------------------------------------------------------------------------------------------------------
  Company                               Iowa                                   The company engages in the direct
                                                                               marketing of property and casualty
                                                                               insurance products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty
                                                                               insurance holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property
  Insurance Company                                                            and casualty insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general
                                                                               agent to place personal and commercial
                                                                               automobile insurance with Colonial County
                                                                               Mutual Insurance Company for the
                                                                               independent agency companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting,
                                                                               extending, and strengthening cooperative
                                                                               insurance organizations throughout the
                                                                               world.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                   The company underwrites general property
                                                                               and casualty insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager
                                                                               for ocean cargo and hull insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                      The company is a holding company of a
                                                                               group engaged in the management of
                                                                               pension fund assets, unit trusts and
                                                                               other collective investment schemes,
                                                                               investment trusts and portfolios for
                                                                               corporate clients.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company markets insurance products
                                                                               and conducts business in the fields of
                                                                               life, pension, house, motor, marine,
                                                                               fire, employers' liability, accident and
                                                                               other insurance; to act as insurance
                                                                               brokers and consultants and as agents for
                                                                               effecting insurance and obtaining
                                                                               policies in respect of all and every kind
                                                                               of risk and against death, injury or loss
                                                                               arising out of, or through, or in
                                                                               connection with any accidents and against
                                                                               loss or damage to real or personal
                                                                               property.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is a small captive insurance
                                                                               brokerage firm serving principally, but
                                                                               not exclusively, the "traditional" agent
                                                                               producers of CalFarm Insurance Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company assists agents and affiliated
                                                                               companies in account completion for
                                                                               marketing products of CalFarm Insurance
                                                                               Company.  This agency assists other
                                                                               in-house agencies in a brokerage capacity
                                                                               to accommodate policyholders.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Calfarm Insurance Company             California                              The company is a California-based
                                                                               multi-line insurance corporation that
                                                                               writes agricultural, commercial, personal
                                                                               and individual health coverages and
                                                                               benefits from the sponsorship of the
                                                                               California Farm Bureau Federation.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                               This company operates as a holding
                                                                               company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  CLARIENT Life Insurance               Luxembourg                             The company writes life insurance
                                                                               including coinsurance and reinsurance,
                                                                               with the ability to write policies and
                                                                               contracts.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management LLC           Pennsylvania                           The company is a convertible bond manager.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard
  Company                                                                      automobile and motorcycle insurance and
                                                                               various other commercial liability
                                                                               coverages in Texas.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that
                                                                               sells and services commercial insurance.
                                                                               The company also provides loss control
                                                                               and compliance consulting services and
                                                                               audit, compilation, and tax preparation
                                                                               services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a
                                                                               captive distribution network through
                                                                               which affiliates can sell multi-manager
                                                                               investment products, insurance products
                                                                               and sophisticated estate planning
                                                                               services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                        The company is engaged in investment
                                                                               holding.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                             The purpose of this company is to carry
                                                                               out, on its own behalf or on behalf of
                                                                               third parties, any insurance business
                                                                               including coinsurance, reinsurance
                                                                               relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all
                                                                               real estate business and all business
                                                                               relating to movable assets, all financial
                                                                               business, and other business related
                                                                               directly to the company's objectives
                                                                               which would promote or facilitate the
                                                                               realization of the company's objective.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is an inactive company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property
                                                                               and casualty insurance.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Discover Insurance Agency, LLC        California                             The purpose of the company is to sell
                                                                               property and casualty insurance products
                                                                               including, but not limited to, automobile
                                                                               or other vehicle insurance and
                                                                               homeowner's insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell
  LLC                                                                          property and casualty insurance products
                                                                               including, but not limited to, automobile
                                                                               or other vehicle insurance and
                                                                               homeowner's insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             The company places pet insurance business
                                                                               not written by Veterinary Pet Insurance
                                                                               Company outside of California with
                                                                               National Casualty Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that
                                                                               places business not written by the
                                                                               Farmland Insurance Companies with other
                                                                               carriers.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance Company     Iowa                                   The company provides property and
                                                                               casualty insurance primarily to
                                                                               agricultural businesses.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                        The company is currently inactive
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency
  Agency of Alabama, Inc.                                                      marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency
  Agency of Ohio, Inc.                                                         marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                               The company is an insurance agency
  Agency of Oklahoma, Inc.                                                     marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency
  Agency of Texas, Inc.                                                        marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                               The company is a limited broker-dealer
  Corporation                                                                  doing business solely in the financial
                                                                               institutions market.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                The company administers the deferred
                                                                               compensation plan for the public
                                                                               employees of the State of Florida.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is an inactive company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                        The company is dormant within the meaning
                                                                               of Section 249AA of the Companies Act of
                                                                               1985 (English Law).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                        The company is engaged as a general
                                                                               partner in a limited partnership formed
                                                                               to invest in unlisted securities.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Gartmore 1990 Trustee Limited         England & Wales                          The company is dormant within the meaning
                                                                               of Section 249AA of the Companies Act of
                                                                               1985 (English Law).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                        The company is engaged in investment
                                                                               management and advisory services to
                                                                               business, institutional and private
                                                                               investors.  The company has completed the
                                                                               transfer of its investment management
                                                                               activity to Gartmore Investment Limited
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited broker-dealer.
  Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                               The company acquires and holds interest
                                                                               in a registered investment advisor and
                                                                               provides investment management services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment
  International Limited                 Islands                                administration and support.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                        The company is engaged in authorized unit
                                                                               trust management.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                               The company operates as a holding company.
  Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for
  Trust                                                                        the Gartmore Group and as a registered
                                                                               investment advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                               The company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                               The partnership is engaged in investment
                                                                               management.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                        The company is a general partner in two
  (G.P.) Limited                                                               limited partnerships formed to invest in
                                                                               unlisted securities.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                        The company is engaged in investment
                                                                               management and advisory services to
                                                                               pension funds, unit trusts and other
                                                                               collective investment schemes, investment
                                                                               trusts and portfolios for corporate or
                                                                               other institutional clients.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England & Wales                        The company is an investment holding
                                                                               company and provides services to other
                                                                               companies within the Gartmore Group.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                The company is engaged in marketing
                                                                               support.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                The company is engaged in investment
                                                                               holding.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and
                                                                               dividend disbursing agent services to
                                                                               various mutual fund entities.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                  The company is the renamed survivor
                                                                               entity of the merger of Gartmore
                                                                               Investment Management Japan Limited and
                                                                               Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in
                                                                               the business of investment management.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book value
                                                                               maintenance agreements (wrap contracts)
                                                                               and guaranteed I contracts (GICs) for
                                                                               collective investment trusts and accounts.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and
  Inc.                                                                         stable value money manager.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment
                                                                               advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                        The company is dormant within the meaning
                                                                               of Section 249AA of the Companies Act
                                                                               1985 (English Law).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England & Wales                        Until April 1999, the company acted as a
                                                                               trustee of the Gartmore Pension Fund
                                                                               established by Gartmore Investment
                                                                               Management plc, which was merged with the
                                                                               National Westminster Bank Pension Fund on
                                                                               April 1, 1999.  As a result all assets
                                                                               and liabilities of the Gartmore Pension
                                                                               Fund were transferred to the National
                                                                               Westminster Bank Fund.  On November 22,
                                                                               2000, the company changed its name from
                                                                               Gartmore Pension Fund Trustees Limited to
                                                                               Gartmore Pension Trust Limited.  On
                                                                               November 30, 2000, the company became the
                                                                               trustee of the Gartmore Pension Scheme.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                               The company provides customized
                                                                               solutions, in the form of expert advise
                                                                               and investment management services, to a
                                                                               limited number of institutional
                                                                               investors, through construction of hedge
                                                                               fund and alternative asset portfolios and
                                                                               their integration into the entire asset
                                                                               allocation framework.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment
                                                                               advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                        The company is dormant.
                                        Islands
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England & Wales                        The company is engaged in investment
                                                                               holding and is a partner in Gartmore
                                                                               Global Partners.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                               The company acts as an investment advisor
                                                                               registered with the Securities and
                                                                               Exchange Commission.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with
                                                                               trust power.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                        The company is a joint partner in
                                                                               Gartmore Global Partners.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                   The company provides services to
                                                                               employers for managing workers' and
                                                                               unemployment compensation matters and
                                                                               employee benefits costs.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of Nevada   Nevada                                 The company provides self-insurance
                                                                               administration, claims examining and data
                                                                               processing services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers'
  York, Inc.                                                                   compensation/self-insured claims
                                                                               administration services to employers with
                                                                               exposure in New York.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management
                                                                               and cost containment services to
                                                                               employers.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive  investment
                                                                               holder in Newhouse Special Situations
                                                                               Fund I, LLC for the purpose of allocation
                                                                               of earnings to Gartmore management team
                                                                               as it relates to the ownership and
                                                                               management of Newhouse Special Situations
                                                                               Fund I, LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  GSA MF LLC                            Delaware                               The company operates as a Commodities
                                                                               Pool Operator to several public commodity
                                                                               pool products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in
                                                                               numerous states.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and
                                                                               provides commercial property and casualty
                                                                               brokerage services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                               The company is an insurance agency
  York, Inc.                                                                   marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to
                                                                               market non-standard automobile and
                                                                               motorcycle insurance for Colonial County
                                                                               Mutual Insurance Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                               This is an inactive company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                           Effective October 1, 2002, this company
  Company                                                                      became inactive.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party
                                                                               administration services for workers
                                                                               compensation, automobile injury and
                                                                               disability claims.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property
                                                                               and casualty coverage, as well as
                                                                               individual  and group accident and health
                                                                               insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                It is organized for profit under the
  America, Ltd.                                                                Companies Act of 1948 of England for the
                                                                               purpose of carrying on the business of
                                                                               insurance, reinsurance, indemnity, and
                                                                               guarantee of any and every kind, except
                                                                               life insurance; to act as underwriting
                                                                               agents and insurance manager in all of
                                                                               the respective branches, and to act as
                                                                               agent or manager for any insurance
                                                                               company, club, or association or for any
                                                                               underwriter or syndicate of underwriters
                                                                               and to purchase, take on, lease or in
                                                                               exchange, hire or otherwise acquire and
                                                                               hold for any estate or interest in any
                                                                               lands, buildings, easements, rights,
                                                                               privileges, concessions, patents, and any
                                                                               real or personal property of any kind
                                                                               necessary or convenient for the purposes
                                                                               in connection with the company's business
                                                                               or any branch or department thereof.
                                                                               This company is currently inactive.
--------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,
  Inc.                                  Ohio                                   The company administers deferred
                                                                               compensation plans for public employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company is engaged in making
  Company                                                                      residential (1-4 family) mortgage loans.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no
  Company of America                                                           active policies or liabilities.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing, LLC    Ohio                                   The company invests in affordable
                                                                               multi-family housing projects throughout
                                                                               the U.S.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  **Nationwide Agency, Inc.             Ohio                                   The corporation is an insurance agency.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and
  Company                                                                      casualty insurance primarily to
                                                                               agricultural businesses.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                   The purpose of the company is to develop
                                                                               Nationwide Arena and to engage in related
                                                                               Arena district development activity.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                        The company acts as a holding company.
  Holdings, Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard
                                                                               automobile and motorcycle insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that
                                                                               funds/owns commercial mortgage loans for
                                                                               an interim basis, hedges the loans during
                                                                               the ownership period, and then sells the
                                                                               loans as part of a securitization to
                                                                               generate profit.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company    Ohio                                   The company buys and sells investment
                                                                               securities of a short-term nature as
                                                                               agent for other corporations,
                                                                               foundations, and insurance company
                                                                               separate accounts.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in
  Corporation, LLC                                                             low-income housing funds.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding
                                                                               company for entities affiliated with
                                                                               Nationwide Mutual Insurance Company and
                                                                               Nationwide Mutual Fire Insurance Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of
  Company                                                                      structured settlements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company engages in the business of
  Distributors Agency, Inc.                                                    an insurance agency.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company engages in the business of
  Distributors Agency, Inc. of New                                             an insurance agency.
  Mexico
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company engages in the business of
  Distributors Insurance Agency, Inc.                                          an insurance agency.
  of Massachusetts
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services
  (Bermuda) Ltd.                        Bermuda                                The company is a long-term insurer that
                                                                               issues variable annuity and variable life
                                                                               products to persons outside the United
                                                                               States and Bermuda.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and
  Capital Trust                                                                sell certain securities representing
                                                                               individual beneficial interests in the
                                                                               assets of the Trust.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and
  Capital Trust II                                                             sell certain securities representing
                                                                               individual beneficial interests in the
                                                                               assets of the Trust.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                               The company acts primarily as a holding
                                                                               company for companies within the
                                                                               Nationwide organization that offer or
                                                                               distribute long-term savings and
                                                                               retirement products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                 The company provides distribution
                                                                               services for its affiliate Nationwide
                                                                               Towarzystwo Ubezpieczen na Zycie S.A. in
                                                                               Poland.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                   The company contributes to non-profit
                                                                               activities and projects.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                   The company transacts a general insurance
                                                                               business, except life insurance.  The
                                                                               corporation primarily provides automobile
                                                                               and fire insurance to select customers.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for
                                                                               Nationwide Global Holdings, Inc. in its
                                                                               international capitalization efforts.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company is formed to issue shares of
                                                                               mutual funds.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                   The company is a holding company for
                                                                               international operations.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                             It serves as an extension of Nationwide
  Luxembourg Branch                                                            Global Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company.
  Brazil Participacoes, LTDA
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                               The company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                              The company is a holding company for
                                                                               Asian operations.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                   The company operates as a Health
                                                                               Insurance Corporation (HIC).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                   This company performs the marketing
  Distributors, Inc.                                                           function for Nationwide Advantage
                                                                               Mortgage Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                   The company is involved in the
                                                                               reinsurance business by assuming business
                                                                               from Nationwide Mutual Insurance Company
                                                                               and other insurers within the Nationwide
                                                                               Insurance organization.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency
  America                                                                      personal lines underwriter of
                                                                               property/casualty insurance.
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of
  Florida                               Ohio                                   The company transacts general insurance
                                                                               business except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative
  LLC                                                                          services for the product sales and
                                                                               distribution channels of Nationwide
                                                                               Mutual Insurance Company and its
                                                                               affiliated and subsidiary insurance
                                                                               companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risks, excess
  Underwriters                                                                 and surplus lines underwriting manager.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company
  Corporation                                                                  doing business in the deferred
                                                                               compensation market and acts as an
                                                                               investment advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                   The company engages in underwriting life
  Insurance Company                                                            insurance and granting, purchasing, and
                                                                               disposing of annuities.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life and Annuity          Delaware                                The company provides individual life
  Company of America                                                           insurance products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance Company,    Thailand                               The company acts as a holding company.
  Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                           The company provides individual life
  of America                                                                   insurance and group annuity products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal
  of Delaware                                                                  injury, disablement or death resulting
                                                                               from traveling or general accidents and
                                                                               against disablement resulting from
                                                                               sickness, and every type of insurance
                                                                               appertaining thereto.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance Company   Ohio                                   This company provides individual life
                                                                               insurance, group life and health
                                                                               insurance, fixed and variable annuity
                                                                               products, and other life insurance
                                                                               products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property
                                                                               insurance in Texas.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider
                                                                               organization and other related products
                                                                               and services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                 The company operates as a licensed
  S.A.                                                                         insurance company in the categories of
                                                                               life and unrestricted private pension
                                                                               plans in Brazil.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                   The company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general
  Company                                                                      insurance and reinsurance business,
                                                                               except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance Company   Ohio                                   The company engages in a general
                                                                               insurance and reinsurance business,
                                                                               except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of
                                                                               developing, owning and operating real
                                                                               estate and real estate investments.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general
  Insurance Company                                                            insurance business, except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is an inactive company.
  Inc. (fka Providentmutual
  Distributors, Inc.)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for
  Company (fka -Provident Mutual                                               non-insurance subsidiaries.
  Holding Company)
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Nationwide Realty Investors, Ltd.     Ohio                                   The company is engaged in the business of
                                                                               developing, owning and operating real
                                                                               estate investments.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                   The company is an insurance agency
  Services, Inc.                                                               providing individual and group life,
                                                                               disability and health insurance and
                                                                               marketing retirement plan administration
                                                                               and investments.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers
  Inc.                                                                         deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products,
  Inc. of Alabama                                                              marketing/education and administration to
                                                                               public employees and educators.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers
  Inc. of Arizona                                                              deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers
  Inc. of Arkansas                                                             deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers
  Inc. of Montana                                                              deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers
  Inc. of Nevada                                                               deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers
  Inc. of New Mexico                                                           deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products,
  Inc. of Ohio                                                                 marketing/education and administration to
                                                                               public employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers
  Inc. of Oklahoma                                                             deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers
  Inc. of South Dakota                                                         deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers
  Inc. of Texas                                                                deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers
  Inc. of Wyoming                                                              deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers
  Insurance Agency, Inc.                                                       deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                   The company is a registered broker-dealer
                                                                               and provides investment management and
                                                                               administrative services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                   The company performs shared services
                                                                               functions for the Nationwide organization.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. zo.o          Poland                                 The company provides services to
                                                                               Nationwide Global Holdings, Inc. in
                                                                               Poland.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                   The company acts as a private equity fund
  Fund, LLC                                                                    investing in companies for investment
                                                                               purposes and to create strategic
                                                                               opportunities for Nationwide.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in
  na Zycie S.A.                                                                the business of life insurance and
                                                                               pension products in Poland.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                This is a federal savings bank chartered
                                                                               by the Office of Thrift Supervision in
                                                                               the United States Department of the
                                                                               Treasury to exercise custody and
                                                                               fiduciary powers.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                        The company acts as a holding company.
  Holdings, Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                        The company acts as a holding company.
  Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                               The company invests in financial services
                                                                               companies that specialize in e-commerce
                                                                               and promote distribution of financial
                                                                               services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                               The company owns and manages contributed
  LLC                                                                          securities to achieve long - term capital
                                                                               appreciation from the contributed
                                                                               securities and through investments in a
                                                                               portfolio of other equity investments in
                                                                               financial service and other related
                                                                               companies as determined by the company to
                                                                               be undervalued or in need of changes in
                                                                               capital structure or to present other
                                                                               special situations that have the
                                                                               potential for significant earnings growth
                                                                               from among other things, major financial
                                                                               service industry trends, unfilled niches
                                                                               and synergies with other firms in the
                                                                               portfolio.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding
                                                                               company for Nationwide Financial
                                                                               Services, Inc. distribution companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment
                                                                               securities for its own account in order
                                                                               to enhance the investment returns of its
                                                                               affiliates.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                             The company acts primarily as a holding
  (fka NGH Luxembourg S.A.)                                                    company for the European operations for
                                                                               Nationwide Global Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                            The company acts as a holding company for
                                                                               other Nationwide overseas companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                         The company functions as a support
                                                                               company for other Nationwide overseas
                                                                               companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                               The company acts as a registered
                                                                               investment advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                             The company provides individual life
                                                                               insurance primarily in the United
                                                                               Kingdom, Belgium and France.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan
                                                                               administration and record keeping
                                                                               services, and pension plan and
                                                                               compensation consulting.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner
                                                                               in certain real estate limited
                                                                               partnerships invested in by Nationwide
                                                                               Life Insurance Company of America (fka
                                                                               Provident Mutual Life Insurance).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Quick-Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and
                                                                               operates as an employee agent
                                                                               "storefront" for Titan Insurance Services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
--------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                The company is a captive insurer and
                                                                               writes first dollar insurance policies in
                                                                               workers' compensation, general liability
                                                                               and automobile liability for its
                                                                               affiliates in the United States.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is an inactive company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and
                                                                               a broker/dealer.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking
                                                                               firm, which provides specialist advisory
                                                                               services and innovative financial
                                                                               solutions to public and private companies
                                                                               internationally.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                               This company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company engages in a general
                                                                               insurance business, except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and
                                                                               surplus lines of property and casualty
                                                                               insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus
  Company                                                                      lines coverage on a non-admitted basis.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                               The company is an inactive company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services Corporation    California                             The company markets and administers
                                                                               executive benefit plans.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a
                                                                               leased airplane and maintains an
                                                                               operating agreement with Flight Options.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides for life
                                                                               insurance and individual executive estate
                                                                               planning to maximize benefit value.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                             The corporation consults with corporate
  Services Corporation                                                         clients and financial institutions on the
                                                                               development and implementation of
                                                                               proprietary and/or private placement
                                                                               insurance products for the financing of
                                                                               executive benefit programs and individual
                                                                               executive's estate planning
                                                                               requirements.  As a broker dealer, TBG
                                                                               Financial Services provides complete and
                                                                               flexible access to institutional
                                                                               insurance investment products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                 The corporation consults with corporate
  Services Corporation of Hawaii                                               clients and financial institutions on the
                                                                               development and implementation of
                                                                               proprietary, private placement and
                                                                               institutional insurance products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                               The company acts as a holding company for
                                                                               the Titan, Victoria and Whitehall groups.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                               The company is an insurance agency that
  (dba Arlans Agency)                                                          primarily sells non-standard automobile
                                                                               insurance for Titan Insurance Company in
                                                                               Michigan.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that
                                                                               operates as an employee agent
                                                                               "storefront" for Titan Indemnity Company
                                                                               in Nevada.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that
  Pennsylvania, Inc.                                                           operates as an employee agent
                                                                               "storefront" for Titan Indemnity Company
                                                                               in Pennsylvania (currently inactive).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that
  Inc.                                                                         operates as an employee agent
                                                                               "storefront" for Titan Indemnity Company
                                                                               in Arizona.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that
  Inc.                                                                         operates as an employee agent
                                                                               "storefront" for Titan Indemnity Company
                                                                               in New Mexico.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and
                                                                               operates as an employee agent
                                                                               "storefront" for Titan Indemnity Company
                                                                               in Colorado.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company
                                                                               specifically for Titan corporate
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The Company is a multi-line licensed
                                                                               insurance company and is operating
                                                                               primarily as a property and casualty
                                                                               insurance company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance
                                                                               company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered
                                                                               managing general agency.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance
  Inc.                                                                         agency that operates as an employee agent
                                                                               "call center" for Titan Indemnity Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                             The company acts as a real property
                                                                               holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                             The company provides pet insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                             The company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty
  Company                                                                      insurance company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company
                                                                               specifically for all Victoria corporate
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty
                                                                               insurance company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that
                                                                               acts as a broker for independent agents
                                                                               appointed with the Victoria companies in
                                                                               the state of Ohio.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty
                                                                               insurance company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty
                                                                               insurance company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                               The company provides brokerage services
                                                                               for block mutual fund trading for both
                                                                               affiliated and non-affiliated investment
                                                                               advisors and perform block mutual fund
                                                                               trading directly with fund companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet
                                                                               registry service for holders of
                                                                               Veterinary Pet Insurance policies,
                                                                               including pet indemnification and lost
                                                                               pet recovery program.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative
  Services, Inc.                                                               services to Nationwide Life and Annuity
                                                                               Company of America.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                The company underwrites excess and
                                                                               surplus lines of property and casualty
                                                                               insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis
  Inc.                                                                         and funding of corporate benefit
                                                                               liabilities.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (dba Titan Auto       Florida                                The company is an insurance agency and
  Insurance)                                                                   operates as an employee agent
                                                                               "storefront" for Titan Indemnity Company
                                                                               in Florida.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                               The company is an insurance agency and
                                                                               operates as an employee agent
                                                                               "storefront" for Titan Indemnity Company
                                                                               in New York (currently inactive).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company
                                                                               especially for the Titan agencies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                  The company is a Texas licensed insurance
  Texas, Inc.                                                                  agency (currently inactive).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (dba       Indiana                                The company is an insurance agency and
  Titan Auto Insurance of Indiana)                                             operates as an employee agent
                                                                               "storefront" for Titan Indemnity Company
                                                                               in Indiana.
--------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 928            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-24.78%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,208 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      June 30, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  61,142    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  3,012,575 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-27.8%                |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      June 30, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:   189,595 Shares |
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-100%                    |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line


                                        June 30, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


             __________________________________________________________________________________________________
             |                                  |                      |
   ---------------------------    ----------------------------------   |   -----------------------------
   |      TBG INSURANCE      |    |   NATIONWIDE LIFE INSURANCE    |   |   |    NATIONWIDE FINANCIAL   |
   |  SERVICES CORPORATION   |    |     COMPANY (NW LIFE)          |   |   |   SERVICES CAPITAL TRUST  |
   |          (TGB)          |    |                                |   |   |                           |
___|                         | ___| Common Stock: 3,814,779 Shares |   |___|Preferred Stock            |
|  |                         | |  | ------------                   |   |   |---------------            |
|  |                         | |  |                                |   |   |                           |
|  |                         | |  |                                |   |   |                           |
|  | NFS-63%                 | |  | NFS-100%                       |   |   | NFS-100%                  |
|  --------------------------- |  ----------------------------------   |   -----------------------------
|                              |                                       |
|                              |                                       |   -----------------------------
|  --------------------------- |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
|  |      TBG AVATION, LLC   | |  |      NATIONWIDE LIFE AND       |   |   |                           |
|  |                         | |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
|  |                         | |  |                                |   |   |                           |
|__|                         | |__| Common Stock: 66,000 Shares    |   |___|                           |
|  |                         | |  | ------------                   |       |                           |
|  |                         | |  |                                |       |                           |
|  |                         | |  | NW Life-100%                   |       | NFS-63%                   |
|  | TGB-100%                | |  ----------------------------------       -----------------------------
|  ---------------------------
|                              |  ----------------------------------
|  --------------------------- |  |      NATIONWIDE INVESTMENT     |
|  |   TBG DANCO INSURANCE   | |  |      SERVICES CORPORATION      |
|  |         COMPANY         | |  |                                |
|__|                         | |__| Common Stock: 5,000 Shares     |
|  |                         | |  | ------------                   |
|  |                         | |
|  |                         | |  |                                |
|  |                         | |  |                                |
|  | TGN-100%                | |  | NW Life-100%                   |
|  --------------------------- |  ----------------------------------
|                              |
|  --------------------------- |  ----------------------------------
|  |TGB FINANCIAL & INSURANCE| |  |      NATIONWIDE FINANCIAL      |
|__|   SERVICES CORPORATION  | |__|       ASSIGNMENT COMPANY       |
|  |                         | |  |                                |
|  |                         | |  | NW LIFE-100%                   |
|  |                         | |  ----------------------------------
|  |                         | |
|  |                         | |  ----------------------------------
|  | TGN-100%                | |  |          NATIONWIDE            |
|  --------------------------- |  |        PROPERTIES LTD.         |
|                              |  | Units:                         |
|  --------------------------- |__| -----                          |
|  |TGB FINANCIAL & INSURANCE| |  | NW LIFE-97.6%                  |
|  |   SERVICES CORPORATION  | |  | Casualty-2.4%                  |
|  |        OF HAWAII        | |  ----------------------------------
|__|                         | |
|  |                         | |  ----------------------------------
|  |                         | |  |    NATIONWIDE COMMUNITY        |
|  |                         | |  |   DEVELOPMENT CORP., LLC       |
|  | TGN-100%                | |  |                                |
|  --------------------------- |--| Units:                         |
|                              |  | -----                          |
|  --------------------------- |  | NW LIFE-67%                    |
|  |     WILLIAM J. LYNCH &  | |  | NW Indemnity-33%               |
|  |      ASSOCIATES, INC.   | |  ----------------------------------
|  |                         | |
|__|                         | |  ----------------------------------
   |                         | |  |     NATIONWIDE AFFORDABLE      |
   |                         | |  |         HOUSING, LLC           |
   |                         | |--|                                |
   | TGN-100%                |    | NW Life-45%                    |
   ---------------------------    | NW Indemnity-45%               |
                                  ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | ||| |                           |      |                              |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |
    --------------------------------- ||| -----------------------------      --------------------------------
                                      |||
    --------------------------------- ||| ------------------------------
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       June 30, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         June 30, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |     |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |     |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |     |                          |
|   --------------------------       --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       June 30, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------




          -------------------------------------
          |         GARTMORE SEPARATE         |
          |          ACCOUNTS, LLC            |
__________|                                   |
|         |                                   |
|         | GSA-60%                           |
|         -------------------------------------
|
|          -------------------------------------
|         |       GARTMORE GLOBAL ASSET       |
|         |          MANAGEMENT, INC.         |
|_________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |       --------------------------
          -------------------------------------      |      |     GARTMORE GLOBAL      |
          |             GARTMORE              |      |      |      VENTURES, INC.      |
          |      INVESTORS SERVICES, INC.     |      |      |           (GGV)          |
          |                                   |      |      |                          |
          | Common Stock: 5 Shares            |      |      |                          |
          | ------------                      |______|______|                          |
          |                                   |      |      | GGAM1 - 100%             |
          |                                   |      |       --------------------------
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          |         GGI MGT LLC               |      |      |           NEWHOUSE SPECIAL        |
          |          (GGIMGT)                 |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            June 30, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |       THI HOLDINGS DELAWARE, INC.      |
                                   |                 (THI)                  |
                                   |       Common Stock: 100 Shares         |
                                   |                                        |
                                   |Casualty - 100%                         |
                                   ------------------------------------------
                                                        |
                                                        |
                                                        |
                                                        |
                                                        |
                                                        |
                                                        |
                 _______________________________________|
                 |                                      |
-------------------------------------        -------------------------------------
|    TITAN INDEMNITY COMPANY        |        |   VICTORIA FINANCIAL CORPORATION  |
|           (Titan)                 |        |            (Victoria)             |
|Common Stock: 4,319,951 Shares     |      - |Common Stock: 1,000 Shares         |
|------------                       |      | |------------                       |
| THI-100%                          |      | |THI-100%                           |
-------------------------------------      | -------------------------------------
                 |                         |
 ------------------------------------      |  ------------------------------------
|     TITAN INSURANCE COMPANY       |      | |  VICTORIA FIRE & CASUALTY COMPANY |
|        (Titan Insurance)          |      |-|          (Victoria Fire)          |-|
|Common Stock: 1,000,000 Shares     |      | |Common Stock: 1,500 Shares         | |
|------------                       |      | |------------                       | |
| Titan-100%                        |      | |Victoria-100%                      | |
-------------------------------------      | ------------------------------------- |
                 |                         |                                       |
-------------------------------------      | ------------------------------------- |
|    TITAN AUTO AGENCY, INC. (MI)   |      | |  VICTORIA INSURANCE AGENCY, INC.  | |
|Common Stock: 1,000 Shares         |      | |Class B Common Stock: 497 Shares   | |
|------------                       |      | |Class A Common Stock: 3 Shares     | |
|                                   |      |-|------------                       | |
|                                   |        | Victoria-100% of Class A &        | |
|Titan Insurance-100%               |        | Class B                           | |
-------------------------------------        ------------------------------------- |
                                                                                   |
                                             ------------------------------------- |
                                             |    VICTORIA AUTOMOBILE INSURANCE  | |
                                             |             COMPANY               | |
                                             |Common Stock: 1,500 Shares         | |
                                             |------------                       |-|
                                             |                                   | |
                                             |                                   | |
                                             |Victoria Fire-100%                 | |
                                             ------------------------------------- |
                                                                                   |
                                             ------------------------------------- |
                                             |  VICTORIA NATIONAL INSURANCE      | |
                                             |            COMPANY                | |
                                             |                                   |-|
                                             |Common Stock: 1,000 Shares         | |
                                             |------------                       | |
                                             |                                   | |
                                             |Victoria Fire-100%                 | |
                                             ------------------------------------- |
                                                                                   |
                                             ------------------------------------- |
                                             |     VICTORIA SELECT INSURANCE     | |
                                             |            COMPANY                | |
                                             |                                   | |
                                             |Common Stock-1,000 Shares          |-|
                                             |------------                       | |
                                             |                                   | |
                                             |Victoria Fire-100%                 | |
                                             ------------------------------------- |
                                                                                   |
                                                                                   |
                                             ------------------------------------- |
                                             |   VICTORIA SPECIALTY INSURANCE    | |
                                             |            COMPANY                | |
                                             |                                   | |
                                             |Common Stock: 1,000 Shares         |-|
                                             |------------                       |
                                             |                                   |
                                             | Victoria Fire-100%                |
                                             -------------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------




_____________________________________________________________________
                            |                                       |
          -------------------------------------     -------------------------------------
          |      WHITEHALL HOLDINGS, INC      |     |       TITAN HOLDINGS SERVICE      |
          |           (WHITEHALL)             |     |            CORPORATION            |
          |Common Stock: 1,000 Shares         |     |         (Titan Holdings)          |
          |------------                       |     |Common Stock: 100,000 Shares       |
          |THI-100%                           |     |------------                       |
          -------------------------------------     |THI-100%                           |
                                                    -------------------------------------
           -------------------------------------
          |       TITAN AUTO INSURANCE OF     |
          |           ARIZONA, INC.           |
          |Common Stock: 100,000 Shares       |
          |------------                       |
          |Whitehall-100%                     |
          -------------------------------------

          -------------------------------------
          |       TITAN AUTO INSURANCE OF     |
          |          NEW MEXICO, INC.         |
          |                                   |
          |Common Stock: 1,000 Shares         |
          |------------                       |
          |                                   |
          |Whitehall-100%                     |
          -------------------------------------

          -------------------------------------
          |     TITAN AUTO INSURANCE (NV)     |
          |                                   |
          |Common Stock: 1,000 Shares         |
          |------------                       |
          |                                   |
          |Whitehall-100%                     |
          -------------------------------------

          -------------------------------------
          |      TITAN AUTO INSURANCE OF      |
          |        PENNSYLVANIA, INC.         |
          |                                   |
          |Common Stock: 10,000 Shares        |
          |------------                       |
          |                                   |
          |Whiteahall-100%                    |
          -------------------------------------

          -------------------------------------
          |    WHITEHALL INSURANCE AGENCY OF  |
          |             TEXAS, INC.           |
          |       (Whitehall Insurance)       |
          | Common Stock:       1,000 Shares  |--------------------------------
          | ------------                      |                                |
          |                                   |               -------------------------------------
          | Whitehall-100%                    |               |   TITAN INSURANCE SERVICES, INC.  |
          -------------------------------------               |          (Titan Services)         |
                                                              |                                   |
                                                            --|Common Stock: 1 Share              |
                                                            | |------------                       |
                                                            | |                                   |
          -------------------------------------             | |Whitehall Insurance-100%           |
          |   WHITEHALL OF INDIANA, INC.      |             | -------------------------------------
          |Common Stock: 10,000 Shares        |             |
          |------------                       |             | -------------------------------------
          |                                   |             | |        TITAN NATIONAL AUTO        |
          |                                   |             | |          CALL CENTER, INC.        |
          |                                   |             | |                                   |
          | Whitehall-100%                    |             | |Common Stock: 100 Shares           |
          -------------------------------------             |-|------------                       |
                                                            | |                                   |
          -------------------------------------             | |                                   |
          |       WI OF FLORIDA, INC.         |             | |                                   |
          |Common Stock: 100 Shares           |             | |Titan Services-100%*               |
          |------------                       |             | -------------------------------------
          |                                   |             |
          |                                   |             | -------------------------------------
          |                                   |             | |   QUICK SURE AUTO AGENCY, INC.    |
          |                                   |             | |                                   |
          |                                   |             | |Common Stock: 1,050 Shares         |
          | WHITEHALL-100%                    |             | |------------                       |
          -------------------------------------             |-|                                   |
          -------------------------------------               |                                   |
          |   TITAN AUTO INSURANCE, INC.      |               |Titan Services-100%*               |
          |Common Stock: 1,000 Shares         |               -------------------------------------
          |------------                       |           [*Titan National Auto Call Center, Inc. and Quick Sure Agency, Inc. are
          |Whitehall-100%                     |           owned of record by Tom Ramsbacher, with an option held by Titan Services.]
          -------------------------------------

          -------------------------------------
          |        WHI OF NEW YORK, INC.      |
          |Common Stock: 100 Shares           |
          |------------                       |
          |                                   |
          |Whitehall-100%                     |
          -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            August 1, 2003

Item 27.  NUMBER OF CONTRACT OWNERS
          N/A

Item 28.  INDEMNIFICATION

          Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

     (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5,
          Nationwide   Variable   Account-6,   Nationwide   Variable  Account-7,
          Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C,
          Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.


   (b)   NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

          Joseph J. Gasper, Director and Chairman of the Board
          Richard A. Karas, Director and Vice Chairman
          Duane C. Meek, President
          William G. Goslee, Senior Vice President
          Mark R. Thresher, Director, Senior Vice President and Treasurer Kevin S. Crossett, Vice President
          Trey Rouse, Vice President
          Peter R. Salvator, Vice President
          Barbara J. Shane, Vice President-Compliance Officer
          Karen R. Tackett, Vice President
          Alan A. Todryk, Vice President-Taxation
          Carol L. Dove, Associate Vice President-Treasury Services and
                Assistant Treasurer
          Glenn W. Soden, Associate Vice President and Secretary
          Thomas E. Barnes, Associate Vice President and Assistant Secretary John F. Delaloye, Assistant Secretary
          Dina A. Tantra, Assistant Secretary
          Mark D. Maxwell, Assistant Secretary

          E. Gary Berndt, Assistant Treasurer
          Terry C. Smetzer, Assistant Treasurer

          The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
          One Nationwide Plaza
          Columbus, Ohio 43215



(c)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

               (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

               (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

               The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
               Section 403(b)(11) of the Internal Revenue Code.


               Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of February, 2004.


                              NATIONWIDE VARIABLE ACCOUNT-II
                    ---------------------------------------------------------
                                     (Registrant)
                            NATIONWIDE LIFE INSURANCE COMPANY
                    ---------------------------------------------------------
                                     (Depositor)


                                 By /s/ JAMIE RUFF CASTO
                    ---------------------------------------------------------
                                                 Jamie Ruff Casto


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of February, 2004.



                SIGNATURE                                    TITLE


W. G. JURGENSEN                             Director and Chief Executive Officer
------------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                   Director and President and
------------------------------------------
Joseph J. Gasper                                    Chief Operating Officer

JOSEPH A. ALUTTO                                            Director
------------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                    Director
------------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                           Director
------------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                           Director
------------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                         Director
------------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                             Director
------------------------------------------
David O. Miller


MARTHA MILLER DE LOMBERA                                    Director
------------------------------------------
Martha Miller de Lombera


JAMES F. PATTERSON                                          Director
------------------------------------------
James F. Patterson

GERALD D. PROTHRO                                           Director
------------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                            Director
------------------------------------------
Arden L. Shisler

ALEX SHUMATE                                                Director
------------------------------------------
Alex Shumate

                                                   By /s/ JAMIE RUFF CASTO
                                           -------------------------------------
                                                      Jamie Ruff Casto
                                                      Attorney-in-Fact